Reconciliation of operating profit to headline operating profit - Summary of Reconciliation of Operating Profit to Headline Operating Profit (Detail) - GBP (£) £ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Statement [Line Items]
Operating (loss)/profit			£ (2,278.1)		£ 1,295.9	[1]	£ 1,245.3	[1]
Goodwill impairment		£ 2,812.9	2,822.9	[1]	47.7	[1]	176.5	[1]
Gains on disposal of investments and subsidiaries			(7.8)		(40.4)		(237.9)	[1]
Gains on remeasurement of equity interests arising from a change in scope of ownership			(0.6)		(0.4)		(2.0)	[1]
Investment and other write-downs			296.2		7.5		2.0	[1]
Litigation settlement			25.6		(16.8)
Gain on sale of freehold property in New York	[1]				7.9
Restructuring costs in relation to Covid-19			232.5
Headline operating profit	[2]		1,260.5		1,560.6		1,651.2
Continuing Operation [Member]
Statement [Line Items]
Operating (loss)/profit			(2,278.1)		1,295.9		1,245.3	[1]
Amortisation and impairment of acquired intangible assets			89.1		121.5		201.8	[1]
Goodwill impairment			2,822.9		47.7		176.5	[1]
Gains on disposal of investments and subsidiaries			(7.8)		(40.4)		(237.9)	[1]
Gains on remeasurement of equity interests arising from a change in scope of ownership			(0.6)		(0.4)		(2.0)	[1]
Investment and other write-downs			296.2		7.5		2.0	[1]
Litigation settlement			25.6		(16.8)
Gain on sale of freehold property in New York					(7.9)
Restructuring and transformation costs			80.7		153.5		265.5	[1]
Restructuring costs in relation to Covid-19			232.5
Headline operating profit			£ 1,260.5		£ 1,560.6		£ 1,651.2	[1]

[1]	Figures have been restated as described in the accounting policies.
[2]	A reconciliation from operating profit to headline operating profit is provided in note 31.